Annual Fund Operating Expenses - Elfun Trusts - Elfun Trusts	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.17%